Pay vs Performance Disclosure	12 Months Ended
	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 25, 2021 USD ($)	Dec. 26, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our PEO and Non-PEO named executive officers (“NEOs”) and company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
					Value of Initial Fixed $100 Investment based on:(4)
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1),(2),(3) ($)	Average Summary Compensation Table Total for Non- PEO NEOs(1) ($)	Average Compensation Actually Paid to Non- PEO NEOs(1),(2),(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	TSR Percentile Rank(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	6,727,848	13,476,551	2,727,617	5,101,521	160.6	212.5	82.4	84.6
2022	5,111,933	(2,441,277)	1,987,354	(897,158)	85.6	158.1	50.7	28.9
2021	5,231,873	2,791,024	2,082,660	1,146,973	171.4	227.5	83.9	5.4
2020	4,588,247	13,461,558	2,064,727	5,424,209	164.0	159.1	78.5	72.2
(1)	Michael D. Slessor, our President and CEO, was our PEO for each year presented. The only Non-PEO NEO for each year presented was Shai Shahar, our CFO.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s PEO or non-PEO NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for Dr. Slessor and Mr. Shahar as set forth in the table below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

(4)
The Peer Group TSR set forth in this table utilizes the S&P Semiconductors Select Industry Index, which we also utilize in the stock price performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended December 30, 2023. The comparison assumes $100 was invested for the period starting December 27, 2019 through the end of the applicable year reflected in the table, in the company and in the S&P Semiconductors Select Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined TSR Percentile Rank relative to the constituents of the S&P Semiconductors Select Industry Index to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2023. TSR Percentile Rank is the “Company Selected Measure” for 2022 and 2023. This column presents the TSR Percentile Rank (or the relative ranking of the company's Total Shareholder Return as compared to the Total Shareholder Returns of the companies included in the S&P Semiconductors Select Industry Index) for each covered year. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Equity Values(1) ($)	Compensation Actually Paid to PEO ($)
2023	6,727,848	5,980,078	12,728,781	13,476,551
2022	5,111,933	4,258,926	(3,294,284)	(2,441,277)
2021	5,231,873	4,189,734	1,748,885	2,791,024
2020	4,588,247	3,311,000	12,184,311	13,461,558
Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Equity Values(1) ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,727,617	2,286,957	4,660,861	5,101,521
2022	1,987,354	1,490,639	(1,393,873)	(897,158)
2021	2,082,660	1,512,966	577,280	1,146,973
2020	2,064,727	1,430,352	4,789,834	5,424,209
(1)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.
Principal Executive Officer
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	7,413,921	5,029,766	214,342	70,752	—	—	12,728,781
2022	2,055,593	(5,015,629)	—	(334,248)	—	—	(3,294,284)
2021	4,833,797	(1,385,403)	—	(1,699,509)	—	—	1,748,885
2020	5,815,370	5,933,234	—	435,707	—	—	12,184,311
Other Named Executive Officers
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,767,243	1,786,740	107,207	(329)	—	—	4,660,861
2022	719,464	(1,980,401)	—	(132,936)	—	—	(1,393,873)
2021	1,745,546	(579,687)	—	(588,579)	—	—	577,280
2020	2,512,240	2,367,636	—	(90,042)	—	—	4,789,834

Company Selected Measure Name	TSR Percentile Rank
Named Executive Officers, Footnote
(1)	Michael D. Slessor, our President and CEO, was our PEO for each year presented. The only Non-PEO NEO for each year presented was Shai Shahar, our CFO.

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P Semiconductors Select Industry Index, which we also utilize in the stock price performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended December 30, 2023. The comparison assumes $100 was invested for the period starting December 27, 2019 through the end of the applicable year reflected in the table, in the company and in the S&P Semiconductors Select Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 6,727,848	$ 5,111,933	$ 5,231,873	$ 4,588,247
PEO Actually Paid Compensation Amount	$ 13,476,551	(2,441,277)	2,791,024	13,461,558
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for Dr. Slessor and Mr. Shahar as set forth in the table below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Equity Values(1) ($)	Compensation Actually Paid to PEO ($)
2023	6,727,848	5,980,078	12,728,781	13,476,551
2022	5,111,933	4,258,926	(3,294,284)	(2,441,277)
2021	5,231,873	4,189,734	1,748,885	2,791,024
2020	4,588,247	3,311,000	12,184,311	13,461,558
(1)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.
Principal Executive Officer
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	7,413,921	5,029,766	214,342	70,752	—	—	12,728,781
2022	2,055,593	(5,015,629)	—	(334,248)	—	—	(3,294,284)
2021	4,833,797	(1,385,403)	—	(1,699,509)	—	—	1,748,885
2020	5,815,370	5,933,234	—	435,707	—	—	12,184,311

Non-PEO NEO Average Total Compensation Amount	$ 2,727,617	1,987,354	2,082,660	2,064,727
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,101,521	(897,158)	1,146,973	5,424,209
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for Dr. Slessor and Mr. Shahar as set forth in the table below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Equity Values(1) ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,727,617	2,286,957	4,660,861	5,101,521
2022	1,987,354	1,490,639	(1,393,873)	(897,158)
2021	2,082,660	1,512,966	577,280	1,146,973
2020	2,064,727	1,430,352	4,789,834	5,424,209
(1)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.
Other Named Executive Officers
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,767,243	1,786,740	107,207	(329)	—	—	4,660,861
2022	719,464	(1,980,401)	—	(132,936)	—	—	(1,393,873)
2021	1,745,546	(579,687)	—	(588,579)	—	—	577,280
2020	2,512,240	2,367,636	—	(90,042)	—	—	4,789,834

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and the cumulative TSR over the four most recently completed fiscal years of the company and the S&P Semiconductors Select Industry.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and the company’s net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and TSR Percentile Rank
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and the company’s TSR Percentile Rank during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and the cumulative TSR over the four most recently completed fiscal years of the company and the S&P Semiconductors Select Industry.

Tabular List, Table
Tabular List of Most Important Performance Measures
The following table presents the financial performance measures that the company considers to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for 2023 to company performance. The measures in this table are not ranked.
Performance Measures
Total Shareholder Return
Adjusted Operating Income
Total Shareholder Percentile Rank

Total Shareholder Return Amount	$ 160.6	85.6	171.4	164
Peer Group Total Shareholder Return Amount	212.5	158.1	227.5	159.1
Net Income (Loss)	$ 82,400,000	$ 50,700,000	$ 83,900,000	$ 78,500,000
Company Selected Measure Amount	84.6	28.9	5.4	72.2
PEO Name	Michael D. Slessor	Michael D. Slessor	Michael D. Slessor	Michael D. Slessor
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Percentile Rank
PEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,980,078)	$ (4,258,926)	$ (4,189,734)	$ (3,311,000)
PEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,728,781	(3,294,284)	1,748,885	12,184,311
PEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,413,921	2,055,593	4,833,797	5,815,370
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,029,766	(5,015,629)	(1,385,403)	5,933,234
PEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	214,342	0	0	0
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,752	(334,248)	(1,699,509)	435,707
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,286,957)	(1,490,639)	(1,512,966)	(1,430,352)
Non-PEO NEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,660,861	(1,393,873)	577,280	4,789,834
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,767,243	719,464	1,745,546	2,512,240
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,786,740	(1,980,401)	(579,687)	2,367,636
Non-PEO NEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,207	0	0	0
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(329)	(132,936)	(588,579)	(90,042)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0